     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 15, 1999
                                                  REGISTRATION NO. 33-45379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO./ /
                       POST-EFFECTIVE AMENDMENT NO. 14/X/
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 14/X/
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)
                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (609) 282-1429
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                           --------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):
/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on April 14, 1999 pursuant to paragraph (b) of Rule 485
               (date)
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on _______________pursuant to paragraph (a)(1) of Rule 485
               (date)

    If appropriate, check the following box:
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PART A, THE PROSPECTUS, IS INCORPORATED BY REFERENCE TO THE PROSPECTUS INCLUDED
  IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 12 TO FORM N-4, REGISTRATION NO. 33-45379 FILED ON MAY 1, 1998.

A SUPPLEMENT TO THE PROSPECTUS IS ALSO INCORPORATED BY REFERENCE TO THE
  SUPPLEMENT TO THE PROSPECTUS INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4, REGISTRATION NO. 33-45379 FILED ON JANUARY 15, 1999.

PART B, THE STATEMENT OF ADDITIONAL INFORMATION, IS INCORPORATED BY REFERENCE TO
  THE STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4, REGISTRATION NO. 33-45379 FILED ON JANUARY 15, 1999.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)        Financial Statements
                 (1)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A
                                  as of September 30, 1998; for the nine month period ended September 30, 1998;
                                  as of December 31, 1997; and for the two years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (2)             Financial Statements of Merrill Lynch Life Variable Annuity Separate Account B
                                  as of September 30, 1998; for the nine month period ended September 30, 1998;
                                  as of December 31, 1997; and for the two years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (3)             Financial Statements of Merrill Lynch Life Insurance Company as of September
                                  30, 1998; for the nine month period ended September 30, 1998; for the nine month period ended September 30, 1997; as of December 31, 1997; and for the
                                  three years ended December 31, 1997 and the Notes relating thereto will be filed by amendment
                 (4)             Schedule of Life Insurance In Force for Merrill Lynch Life Insurance Company
                                  as of December 31, 1997

                                                                                      PERCENTAGE OF
                                                CEDED TO      ASSUMED                    AMOUNT
                                                  OTHER     FROM OTHER                   ASSUMED
                                GROSS AMOUNT    COMPANIES    COMPANIES   NET AMOUNT      TO NET
                                -------------  -----------  -----------  -----------  -------------
Life insurance
 in force.....................     10,568,021    2,879,306    1,843,104    9,531,819          19%

(b)        Exhibits
                 (1)             Resolution of the Board of Directors of Merrill Lynch Life Insurance Company
                                  establishing the Merrill Lynch Life Variable Annuity Separate Account A and
                                  Merrill Lynch Life Variable Annuity Separate Account B (Incorporated by
                                  Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                 (2)             Not Applicable
                 (3)             Underwriting Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference
                                  to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773
                                  Filed December 10, 1996).
                 (4)  (a)        Individual Variable Annuity Contract issued by Merrill Lynch Life Insurance
                                  Company (Incorporated by Reference to Post-Effective Amendment No. 10 to Form
                                  N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (b)        Merrill Lynch Life Insurance Company Contingent Deferred Sales Charge Waiver
                                  Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996).
                      (c)        Individual Retirement Annuity Endorsement (Incorporated by Reference to Post-
                                  Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (d)        Merrill Lynch Life Insurance Company Endorsement (Incorporated by reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (e)        Individual Variable Annuity Contract (revised) issued by Merrill Lynch Life
                                  Insurance Company (ML-VA-002) (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-45379 Filed
                                  April 26, 1995).

                      (f)        Merrill Lynch Life Insurance Company Endorsement (ML008) (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4,
                                  Registration No. 33-45379 Filed April 26, 1995).
                      (g)        Merrill Lynch Life Insurance Company Individual Variable Annuity Contract (ML-
                                  VA-001) (Incorporated by Reference to Registrant's Post-Effective Amendment
                                  No. 7 to Form N-4, Registration No. 33-45379 Filed April 26, 1995).
                      (h)        Guaranteed Minimum Income Benefit Rider. Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 13 to Form N-4, Registration No.
                                  33-45379 Filed January 15, 1999.
                 (5)             Not Applicable
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of
                                  Incorporation of Merrill Lynch Life Insurance Company (Incorporated by
                                  Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996).
                      (b)        Amended and Restated By-laws of Merrill Lynch Life Insurance Company
                                  (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996).
                 (7)             Not Applicable
                 (8)  (a)        Amended General Agency Agreement (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed
                                  April 28, 1994).
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Life Agency, Inc. (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill
                                  Lynch Asset Management, Inc. (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (d)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Reserve Assets Fund (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (e)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value
                                  for the Domestic Money Market Fund (Incorporated by Reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (f)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures
                                  (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996).
                      (g)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and
                                  Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-45379 Filed April 28, 1994).
                      (h)        Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and
                                  Merrill Lynch Life Agency (Incorporated by Reference to Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996).
                      (i)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New
                                  York, and Family Life Insurance Company (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No.
                                  33-45379 Filed April 28, 1994).

                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds,
                                  Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996).
                      (k)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable
                                  Series Funds, Inc. and Merrill Lynch Life Insurance Company (Incorporated by
                                  Reference to Post-Effective Amendment No. 12 to Form N-4, Registration No.
                                  33-43773 Filed May 1, 1998).
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-45379 Filed December 10, 1996).
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP (to be filed by amendment).
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors (to be filed by amendment).
                      (c)        Written Consent of Barry G. Skolnick, Esq. (to be filed by amendment).
                (11)             Not Applicable
                (12)             Not Applicable
                (13)             Schedule for Computation of Performance Quotations (Incorporated by Reference
                                  to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773
                                  Filed December 10, 1996).
                (14)  (a)        Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (b)        Power of Attorney from David M. Dunford (Incorporated by Reference to Post-
                                  Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March
                                  2, 1994).
                      (c)        Power of Attorney from John C.R. Hele (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (d)        Power of Attorney from Allen N. Jones (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (e)        Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Post-
                                  Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March
                                  2, 1994).
                      (f)        Power of Attorney from Anthony J. Vespa (Incorporated by Reference to
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed
                                  March 2, 1994).
                      (g)        Power of Attorney from Gail R. Farkas (Incorporated by Reference to
                                  Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No.
                                  33-43773 Filed April 25, 1996).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Joseph E. Crowne, Jr.        800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    Chief Financial Officer, Chief
                                                                     Actuary and Treasurer.
David M. Dunford             800 Scudders Mill Road                Director, Senior Vice President
                             Plainsboro, NJ 08536                    and Chief Investment Officer.
Gail R. Farkas               800 Scudders Mill Road                Director and Senior Vice President.
                             Plainsboro, NJ 08536
Barry G. Skolnick            800 Scudders Mill Road                Director, Senior Vice President,
                             Plainsboro, NJ 08536                    General Counsel and Secretary.

           NAME                   PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR*
---------------------------  ------------------------------------  ---------------------------------------------
Anthony J. Vespa             800 Scudders Mill Road                Director, Chairman of the Board,
                             Plainsboro, NJ 08536                    Chief Executive Officer and President.
Deborah J. Adler             800 Scudders Mill Road                Vice President and Actuary.
                             Plainsboro, NJ 08536
Robert J. Boucher            1414 Main Street                      Senior Vice President, Variable
                             Springfield, MA 01102                   Life Administration.
Michael P. Cogswell          800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Edward W. Diffin, Jr.        800 Scudders Mill Road                Vice President and Senior Counsel.
                             Plainsboro, NJ 08536
Linda Gillis                 4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Diana Joyner                 1414 Main Street                      Vice President.
                             Springfield, MA 01102
Peter P. Massa               4804 Deer Lake Drive East             Vice President.
                             Jacksonville, FL 32246
Kelly A. O'Dea               800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Compliance Officer.
Robert Ostrander             800 Scudders Mill Road                Vice President and Controller.
                             Plainsboro, NJ 08536
Shelley K. Parker            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Julia Raven                  800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Lori M. Salvo                800 Scudders Mill Road                Vice President and Senior
                             Plainsboro, NJ 08536                    Counsel.
John A. Shea                 800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Frederick H. Steele          800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Tracy A. Bartoy              4804 Deer Lake Drive East             Vice President and Assistant
                             Jacksonville, FL 32246                  Secretary.
Robert J. Viamari            1414 Main Street                      Vice President and Assistant
                             Springfield, MA 01102                   Secretary.
Chester Westergard           2200 Rodney Parham Road Suite 300     Vice President.
                             Little Rock, AR 72212
Denis G. Wuestman            800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Matthew J. Rider             800 Scudders Mill Road                Vice President.
                             Plainsboro, NJ 08536
Donald C. Stevens, III       800 Scudders Mill Road Plainsboro,    Vice President and Controller.
                             NJ 08536
Amy S. Winston               800 Scudders Mill Road                Vice President and Director of
                             Plainsboro, NJ 08536                    Compliance.

------------------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Merrill Lynch Life Insurance Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

    A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

    The following are subsidiaries of ML & Co. as of February 23, 1998 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------

Merrill Lynch & Co., Inc.................................................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)..................................  Delaware
    Broadcort Capital Corp...............................................................  Delaware
    Merrill Lynch & Co., Canada Ltd......................................................  Ontario
      Merrill Lynch Canada Inc...........................................................  Nova Scotia
    Merrill Lynch Life Agency Inc.(2)....................................................  Washington
    Merrill Lynch Professional Clearing Corp.(3).........................................  Delaware
  Merrill Lynch Bank & Trust Co..........................................................  New Jersey
  Merrill Lynch Capital Services, Inc....................................................  Delaware
  Merrill Lynch Government Securities Inc................................................  Delaware
    Merrill Lynch Money Markets Inc......................................................  Delaware
  Merrill Lynch Group, Inc...............................................................  Delaware
    Mercury Asset Management Group Holdings PLC(4).......................................  England
    Merrill Lynch Asset Management L.P.(5)...............................................  Delaware
    Merrill Lynch Capital Partners, Inc..................................................  Delaware
    Merrill Lynch Futures Inc............................................................  Delaware
    Merrill Lynch Group Holdings Limited.................................................  Ireland
      Merrill Lynch Capital Markets Bank Limited.........................................  Ireland
    Merrill Lynch Insurance Group, Inc...................................................  Delaware
      Merrill Lynch Life Insurance Company...............................................  Arkansas
      ML Life Insurance Company of New York..............................................  New York
    Merrill Lynch International Finance Corporation......................................  New York
      Merrill Lynch International Bank Limited...........................................  England
        Merrill Lynch Bank (Suisse) S.A..................................................  Switzerland
    Merrill Lynch Mortgage Capital Inc...................................................  Delaware
    Merrill Lynch National Financial.....................................................  Utah
    Merrill Lynch Trust Company(6).......................................................  New Jersey
      Merrill Lynch Business Financial Services Inc......................................  Delaware
      Merrill Lynch Credit Corporation...................................................  Delaware
    Merrill Lynch Investment Partners Inc................................................  Delaware
    MLDP Holdings, Inc.(7)...............................................................  Delaware
      Merrill Lynch Derivative Products AG...............................................  Switzerland
    ML IBK Positions Inc.................................................................  Delaware
      Merrill Lynch Capital Corporation..................................................  Delaware
    ML Leasing Equipment Corp.(8)........................................................  Delaware

                                                                                                  STATE OF
NAME                                                                                       JURISDICTION OF ENTITY
-----------------------------------------------------------------------------------------  -----------------------
MERRILL LYNCH & CO., INC.

  Merrill Lynch International Incorporated...............................................  Delaware
    Merrill Lynch (Australasia) Pty Limited..............................................  New South Wales
    Merrill Lynch International (Australia) Limited......................................  New South Wales
    Merrill Lynch International Bank.....................................................  United States
    Merrill Lynch International Holdings Inc.............................................  Delaware
      Merrill Lynch Bank (Austria) Aktiengesellschaft A.G................................  Austria
      Merrill Lynch Bank and Trust Company (Cayman) Limited..............................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch Capital Markets A.G..................................................  Switzerland
      Merrill Lynch Europe PLC...........................................................  England
        Merrill Lynch Europe Holdings Limited............................................  England
          Merrill Lynch International....................................................  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited................  England
      Merrill Lynch Europe Ltd...........................................................  Cayman Islands,
                                                                                           British West Indies
      Merrill Lynch France...............................................................  France
        Merrill Lynch Capital Markets (France) S.A.......................................  France
      Merrill Lynch Far East Limited.....................................................  Hong Kong
    Merrill Lynch Japan Incorporated.....................................................  Cayman Islands,
                                                                                           British West Indies

------------------------

(1) MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4) Held through several intermediate holding companies.

(5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

(6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

(7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

ITEM 27. NUMBER OF CONTRACTS

    The number of contracts in force as of March 5, 1999 was 90,856.

ITEM 28. INDEMNIFICATION

    There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

    The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; Corporate Income Fund; The Corporate Fund Accumulation Program, Inc.; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

    Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

         NAME AND PRINCIPAL
          BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------  -------------------------------------------------------
Herbert M. Allison, Jr.*               Director, President and Chief Executive Officer
Thomas W. Davis                        Executive Vice President
Barry S. Friedberg*                    Executive Vice President
Edward L. Goldberg*                    Executive Vice President
Jerome P. Kenney*                      Executive Vice President
Theresa Lang*                          Senior Vice President and Treasurer
E. Stanley O'Neal                      Executive Vice President
Thomas H. Patrick*                     Executive Vice President
George A. Schieren                     Director, General Counsel and Senior Vice President
Winthrop H. Smith, Jr.*                Executive Vice President
John L. Steffens*                      Director and Vice Chairman of the Board
Roger M. Vasey*                        Executive Vice President

------------------------

*   World Financial Center, 250 Vesey Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 15th day of March, 1999.

                                                  Merrill Lynch Life Variable Annuity
                                                  Separate Account B
                                                  (Registrant)

Attest:    /s/ LIZETTE PENA ANTHONY               By:        /s/ EDWARD W. DIFFIN, JR.
           ------------------------------------              ------------------------------------
           Lizette Pena Anthony                              Edward W. Diffin, Jr.
           Assistant Secretary                               Vice President of
                                                             Merrill Lynch Life Insurance Company

                                                  Merrill Lynch Life Insurance Company
                                                  (Depositor)

Attest:    /s/ LIZETTE PENA ANTHONY               By:        /s/ EDWARD W. DIFFIN, JR.
           ------------------------------------              ------------------------------------
           Lizette Pena Anthony                              Edward W. Diffin, Jr.
           Assistant Secretary                               Vice President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated on March 15, 1999.

                 SIGNATURE                                            TITLE
--------------------------------------------  ------------------------------------------------------

                     *                        Chairman of the Board, President and Chief
-------------------------------------------    Executive Officer
Anthony J. Vespa

                     *                        Director, Senior Vice President, Chief Financial
-------------------------------------------    Officer, Chief Actuary and Treasurer
Joseph E. Crowne, Jr.

                     *                        Director, Senior Vice President, and Chief
-------------------------------------------    Investment Officer
David M. Dunford

                     *                        Director and Senior Vice President
-------------------------------------------
Gail R. Farkas

                     *                        Director, Senior Vice President, General Counsel, and
-------------------------------------------    Secretary
Barry G. Skolnick

By: /s/ MICHAEL P. COGSWELL                   Attorney-In-Fact
-------------------------------------------
Michael P. Cogswell